Consolidated Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Exchange-Traded Funds–42.92%
Invesco Russell 1000 Dynamic Multifactor ETF(a)	6,308,660	$192,035,611
iShares iBoxx High Yield Corporate Bond ETF	1,740,000	148,578,600
Invesco Oppenheimer Master Event-Linked Bond Fund(a)	6,692,137	106,235,004
Invesco Russell 2000 Dynamic Multifactor ETF(a)(b)	1,604,300	36,760,449
iShares JP Morgan USD Emerging Markets Bond ETF	288,000	32,569,920
Invesco Emerging Markets Sovereign Debt ETF(a)	802,435	22,315,717
Total Exchange-Traded Funds (Cost $512,740,471)		538,495,301
Common Stocks & Other Equity Interests–35.95%
Aerospace & Defense–0.24%
Airbus SE (France)(b)	35,980	2,654,670
CAE, Inc. (Canada)	26,537	396,039
		3,050,709
Air Freight & Logistics–0.32%
United Parcel Service, Inc., Class B	9,798	1,398,762
ZTO Express Cayman, Inc., ADR (China)	71,159	2,636,441
		4,035,203
Airport Services–0.02%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)(b)	26,666	265,042
Alternative Carriers–0.02%
Cogent Communications Holdings, Inc.	3,171	285,739
Apparel Retail–0.14%
Burlington Stores, Inc.(b)	3,838	721,544
Industria de Diseno Textil S.A. (Spain)	37,468	998,854
		1,720,398
Apparel, Accessories & Luxury Goods–1.67%
adidas AG (Germany)(b)	8,154	2,255,690
Cie Financiere Richemont S.A. (Switzerland)	7,792	484,452
EssilorLuxottica S.A. (France)(b)	4,439	589,765
Hermes International (France)	2,244	1,821,494
Kering S.A. (France)	13,602	7,722,120
lululemon athletica, inc.(b)	3,835	1,248,638
LVMH Moet Hennessy Louis Vuitton SE (France)	11,944	5,189,432
Moncler S.p.A. (Italy)(b)	16,688	644,911
PRADA S.p.A. (Italy)(b)	264,100	1,019,560
		20,976,062
Application Software–2.86%
Adobe, Inc.(b)	9,506	4,223,706
Alteryx, Inc., Class A(b)	4,500	789,705
ANSYS, Inc.(b)	2,550	792,030
Atlassian Corp. PLC, Class A(b)	8,321	1,469,905
Avalara, Inc.(b)	2,399	322,546
Shares		Value
Application Software–(continued)
Coupa Software, Inc.(b)	3,810	$1,167,574
Dassault Systemes SE (France)	6,551	1,194,987
DocuSign, Inc.(b)	4,527	981,589
Dynatrace, Inc.(b)	13,647	570,854
Intuit, Inc.	10,742	3,291,027
OneConnect Financial Technology Co. Ltd., ADR (China)(b)	29,958	716,595
Pagseguro Digital Ltd., Class A (Brazil)(b)	20,112	768,882
Pegasystems, Inc.	4,621	540,149
RingCentral, Inc., Class A(b)	4,950	1,436,836
SAP SE (Germany)	74,907	11,849,570
Splunk, Inc.(b)	5,895	1,236,889
Synopsys, Inc.(b)	7,062	1,406,892
Temenos AG (Switzerland)	6,489	964,284
Trade Desk, Inc. (The), Class A(b)	2,406	1,085,876
Xero Ltd. (New Zealand)(b)	15,795	1,018,081
		35,827,977
Asset Management & Custody Banks–0.06%
KKR & Co., Inc., Class A	21,168	748,712
Auto Parts & Equipment–0.04%
Aptiv PLC(b)	5,850	454,838
Automobile Manufacturers–0.14%
Volkswagen AG, Preference Shares (Germany)(b)	11,565	1,711,434
Automotive Retail–0.02%
Carvana Co.(b)	1,239	191,983
Biotechnology–0.77%
Alnylam Pharmaceuticals, Inc.(b)	3,572	520,655
Ascendis Pharma A/S, ADR (Denmark)(b)	4,068	559,797
Blueprint Medicines Corp.(b)	5,277	386,171
CSL Ltd. (Australia)	9,590	1,849,558
Galapagos N.V. (Belgium)(b)	2,998	560,375
Galapagos N.V. (Belgium),(b)	760	141,090
Grifols S.A. (Spain)	42,880	1,251,791
Incyte Corp.(b)	3,928	387,929
Innovent Biologics, Inc. (China)(b)(c)	76,500	469,474
Ionis Pharmaceuticals, Inc.(b)	9,621	553,785
MacroGenics, Inc.(b)	18,630	473,202
Neurocrine Biosciences, Inc.(b)	3,292	396,225
Sage Therapeutics, Inc.(b)	3,479	158,538
Sarepta Therapeutics, Inc.(b)	4,060	623,291
Seattle Genetics, Inc.(b)	3,965	659,260
Twist Bioscience Corp.(b)	460	25,778
uniQure N.V. (Netherlands)(b)	8,004	334,007
Veracyte, Inc.(b)	10,144	361,836
		9,712,762
Brewers–0.21%
Ambev S.A. (Brazil)	162,594	433,247

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Shares		Value
Brewers–(continued)
Budweiser Brewing Co. APAC Ltd. (China)(c)	271,300	$980,854
Carlsberg A/S, Class B (Denmark)	8,435	1,243,693
		2,657,794
Broadcasting–0.03%
Zee Entertainment Enterprises Ltd. (India)	196,456	366,835
Building Products–0.23%
Assa Abloy AB, Class B (Sweden)	49,653	1,089,841
Daikin Industries Ltd. (Japan)	6,600	1,160,513
Trex Co., Inc.(b)	4,249	592,013
		2,842,367
Cable & Satellite–0.08%
Cable One, Inc.	523	953,199
Casinos & Gaming–0.22%
Flutter Entertainment PLC (Ireland)(b)	8,341	1,252,731
GVC Holdings PLC (United Kingdom)	68,250	598,307
International Game Technology PLC	26,395	260,255
Wynn Macau Ltd. (Macau)	387,600	679,917
		2,791,210
Construction & Engineering–0.17%
Boskalis Westminster (Netherlands)(b)	5,440	102,873
Vinci S.A. (France)	23,180	2,001,500
		2,104,373
Construction Machinery & Heavy Trucks–0.08%
Epiroc AB, Class A (Sweden)	68,864	963,802
Construction Materials–0.31%
James Hardie Industries PLC, CDI	152,133	3,145,110
Martin Marietta Materials, Inc.	1,670	345,990
PT Indocement Tunggal Prakarsa Tbk (Indonesia)(b)	223,230	188,986
PT Semen Indonesia (Persero) Tbk (Indonesia)	248,200	156,180
		3,836,266
Consumer Electronics–0.58%
Garmin Ltd.	6,227	613,920
Sony Corp. (Japan)	85,900	6,661,162
		7,275,082
Data Processing & Outsourced Services–0.91%
Adyen N.V. (Netherlands)(b)(c)	533	889,839
Amadeus IT Group S.A. (Spain)	14,893	747,957
Black Knight, Inc.(b)	7,491	561,226
Edenred (France)	18,426	918,008
Fidelity National Information Services, Inc.	8,160	1,193,890
Global Payments, Inc.	1,984	353,192
PayPal Holdings, Inc.(b)	15,301	3,000,067
StoneCo Ltd., Class A (Brazil)(b)	12,556	599,047
Visa, Inc., Class A	4,866	926,486
Worldline S.A. (France)(b)(c)	25,745	2,221,137
		11,410,849
Shares		Value
Department Stores–0.16%
Falabella S.A. (Chile)	198,741	$708,796
Next PLC (United Kingdom)	18,727	1,344,132
		2,052,928
Distillers & Vintners–0.42%
Davide Campari-Milano N.V. (Italy)	88,580	892,699
Diageo PLC (United Kingdom)	107,355	3,933,929
Pernod Ricard S.A. (France)	2,426	418,894
		5,245,522
Distributors–0.13%
Pool Corp.	5,289	1,675,026
Diversified Banks–0.95%
Akbank T.A.S. (Turkey)(b)	473,110	357,242
BNP Paribas S.A. (France)(b)	30,431	1,234,642
Commercial International Bank Egypt S.A.E. (Egypt)	139,073	547,908
Credicorp Ltd. (Peru)	7,204	916,133
Grupo Aval Acciones y Valores S.A., ADR (Colombia)	59,810	273,332
Grupo Financiero Inbursa S.A.B. de C.V., Class O (Mexico)(b)	345,910	248,533
HDFC Bank Ltd. (India)(b)	57,653	797,957
ICICI Bank Ltd., ADR (India)	94,250	885,007
ING Groep N.V. (Netherlands)	163,128	1,130,975
Itau Unibanco Holding S.A., ADR (Brazil)	157,547	803,490
Kotak Mahindra Bank Ltd. (India)(b)	134,337	2,460,734
PT Bank Central Asia Tbk (Indonesia)	320,300	686,188
Sberbank of Russia PJSC (Russia)	535,926	1,601,917
		11,944,058
Diversified Metals & Mining–0.53%
Anglo American PLC (South Africa)	98,338	2,426,777
BHP Group Ltd., ADR (Australia)	40,864	2,159,254
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	487,722	1,231,851
Korea Zinc Co. Ltd. (South Korea)	2,397	833,876
		6,651,758
Diversified Real Estate Activities–0.15%
Ayala Land, Inc. (Philippines)	980,300	665,846
DLF Ltd. (India)	630,957	1,192,228
		1,858,074
Diversified Support Services–0.12%
Cintas Corp.	1,967	593,778
Copart, Inc.(b)	9,387	875,338
		1,469,116
Drug Retail–0.03%
Zur Rose Group AG (Switzerland)(b)	1,343	371,949
Education Services–0.05%
Chegg, Inc.(b)	4,623	374,324
New Oriental Education & Technology Group, Inc., ADR (China)(b)	1,489	208,758
		583,082
Electrical Components & Equipment–0.41%
AMETEK, Inc.	8,998	839,063
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Shares		Value
Electrical Components & Equipment–(continued)
Generac Holdings, Inc.(b)	3,522	$554,997
Nidec Corp. (Japan)	41,900	3,353,024
Rockwell Automation, Inc.	1,872	408,358
		5,155,442
Electronic Components–1.03%
Murata Manufacturing Co. Ltd. (Japan)	80,600	5,048,557
Omron Corp. (Japan)	17,400	1,248,915
Samsung Electro-Mechanics Co. Ltd. (South Korea)	13,053	1,542,287
TDK Corp. (Japan)	45,400	5,071,726
		12,911,485
Electronic Equipment & Instruments–0.42%
Hitachi Ltd. (Japan)	28,300	840,074
Keyence Corp. (Japan)	9,100	3,824,319
Keysight Technologies, Inc.(b)	5,548	554,190
		5,218,583
Electronic Manufacturing Services–0.05%
TE Connectivity Ltd.	6,468	576,105
Fertilizers & Agricultural Chemicals–0.05%
FMC Corp.	5,706	605,121
Financial Exchanges & Data–0.64%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	72,083	876,623
London Stock Exchange Group PLC (United Kingdom)	7,378	822,951
MarketAxess Holdings, Inc.	1,620	837,054
MSCI, Inc.	3,739	1,405,789
S&P Global, Inc.	11,787	4,128,397
		8,070,814
Food Retail–0.17%
Alimentation Couche-Tard, Inc., Class B (Canada)	61,580	2,140,094
General Merchandise Stores–0.16%
Dollarama, Inc. (Canada)	24,049	879,406
Lojas Americanas S.A., Preference Shares (Brazil)	176,625	1,154,578
		2,033,984
Gold–0.78%
Agnico Eagle Mines Ltd. (Canada)	17,728	1,409,199
AngloGold Ashanti Ltd., ADR (Tanzania)	30,980	997,246
Gold Fields Ltd., ADR (South Africa)	204,326	2,674,627
Polyus PJSC (Russia)	1,251	285,767
Polyus PJSC, GDR (Russia)(c)	2,950	337,036
Real Gold Mining Ltd. (China)(b)(d)	273,000	0
Shandong Gold Mining Co. Ltd., H Shares (China)(c)	170,550	538,555
Wheaton Precious Metals Corp. (Brazil)	66,026	3,587,193
		9,829,623
Health Care Equipment–1.13%
Boston Scientific Corp.(b)	10,926	421,416
DexCom, Inc.(b)	4,302	1,873,693
IDEXX Laboratories, Inc.(b)	2,246	893,347
Masimo Corp.(b)	5,133	1,129,876
Medtronic PLC	27,092	2,613,836
Shares		Value
Health Care Equipment–(continued)
ResMed, Inc.	12,752	$2,582,408
Siemens Healthineers AG (Germany)(c)	46,706	2,422,196
STERIS PLC	4,672	745,791
Teleflex, Inc.	2,765	1,031,621
Zimmer Biomet Holdings, Inc.	3,296	444,499
		14,158,683
Health Care Services–0.40%
Fresenius Medical Care AG & Co. KGaA (Germany)(b)	57,335	5,051,373
Health Care Supplies–0.34%
Align Technology, Inc.(b)	2,115	621,429
Hoya Corp. (Japan)	18,900	1,864,944
Quidel Corp.(b)	1,488	420,315
West Pharmaceutical Services, Inc.	5,071	1,363,440
		4,270,128
Health Care Technology–0.08%
Veeva Systems, Inc., Class A(b)	3,866	1,022,828
Heavy Electrical Equipment–0.18%
Melrose Industries PLC (United Kingdom)(b)	455,166	513,292
Mitsubishi Electric Corp. (Japan)	129,600	1,695,121
		2,208,413
Home Improvement Retail–0.03%
Floor & Decor Holdings, Inc., Class A(b)	5,013	330,357
Homebuilding–0.18%
D.R. Horton, Inc.	14,874	984,064
Taylor Wimpey PLC (United Kingdom)	493,307	769,559
TopBuild Corp.(b)	3,968	523,459
		2,277,082
Homefurnishing Retail–0.08%
Nitori Holdings Co. Ltd. (Japan)	4,600	1,011,442
Hotels, Resorts & Cruise Lines–0.17%
Huazhu Group Ltd., ADR (China)	62,833	2,157,057
Household Appliances–0.12%
SEB S.A. (France)	8,850	1,464,942
Household Products–0.08%
Clorox Co. (The)	2,462	582,288
Colgate-Palmolive Co.	5,543	427,919
		1,010,207
Human Resource & Employment Services–0.16%
Adecco Group AG (Switzerland)	21,543	1,024,228
Recruit Holdings Co. Ltd. (Japan)	30,600	949,710
		1,973,938
Hypermarkets & Super Centers–0.02%
Atacadao S.A. (Brazil)	62,386	268,365
Industrial Conglomerates–0.24%
Jardine Strategic Holdings Ltd. (Hong Kong)	29,691	599,046
Roper Technologies, Inc.	3,276	1,416,706
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Shares		Value
Industrial Conglomerates–(continued)
SM Investments Corp. (Philippines)	58,924	$1,057,881
		3,073,633
Industrial Gases–0.44%
Air Liquide S.A. (France)	33,766	5,574,456
Industrial Machinery–0.60%
Aalberts N.V. (Netherlands)	27,926	1,000,168
Atlas Copco AB, Class A (Sweden)	76,315	3,381,319
FANUC Corp. (Japan)	4,600	772,977
IDEX Corp.	3,784	623,679
MINEBEA MITSUMI, Inc. (Japan)	14,300	236,326
Nordson Corp.	2,114	409,334
VAT Group AG (Switzerland)(c)	5,810	1,108,499
		7,532,302
Insurance Brokers–0.05%
Arthur J. Gallagher & Co.	4,908	527,561
GoHealth, Inc., Class A(b)	5,562	98,725
		626,286
Integrated Oil & Gas–0.16%
TOTAL S.A. (France)	53,045	1,969,475
Integrated Telecommunication Services–0.26%
Nippon Telegraph & Telephone Corp. (Japan)	78,000	1,805,528
Spark New Zealand Ltd. (New Zealand)	440,014	1,435,441
		3,240,969
Interactive Home Entertainment–0.66%
Capcom Co. Ltd. (Japan)	22,100	863,464
Electronic Arts, Inc.(b)	6,123	867,139
Nintendo Co. Ltd. (Japan)	11,700	5,133,126
Ubisoft Entertainment S.A. (France)(b)	11,147	932,087
Zynga, Inc., Class A(b)	46,388	455,994
		8,251,810
Interactive Media & Services–1.97%
Alphabet, Inc., Class A(b)	4,771	7,099,009
Facebook, Inc., Class A(b)	16,167	4,101,083
Rightmove PLC (United Kingdom)	75,024	545,595
Tencent Holdings Ltd. (China)	154,617	10,584,250
Yandex N.V., Class A (Russia)(b)	42,527	2,447,004
		24,776,941
Internet & Direct Marketing Retail–1.68%
Alibaba Group Holding Ltd., ADR (China)(b)	48,352	12,137,319
Amazon.com, Inc.(b)	413	1,307,013
boohoo Group PLC (United Kingdom)(b)	207,991	715,034
Chewy, Inc., Class A(b)	12,489	655,548
Farfetch Ltd., Class A (United Kingdom)(b)	24,253	621,604
JD.com, Inc., ADR (China)(b)	47,791	3,048,588
Meituan Dianping, B Shares (China)(b)	27,100	672,080
Ocado Group PLC (United Kingdom)(b)	43,737	1,175,517
Trainline PLC (United Kingdom)(b)(c)	131,895	710,229
		21,042,932
Shares		Value
Internet Services & Infrastructure–0.21%
Shopify, Inc., Class A (Canada)(b)	861	$880,496
Twilio, Inc., Class A(b)	4,490	1,245,616
Wix.com Ltd. (Israel)(b)	1,855	538,840
		2,664,952
Investment Banking & Brokerage–0.07%
LPL Financial Holdings, Inc.	11,233	887,632
IT Consulting & Other Services–0.43%
Booz Allen Hamilton Holding Corp.	6,072	496,447
CACI International, Inc., Class A(b)	1,671	347,267
EPAM Systems, Inc.(b)	9,199	2,668,446
Tata Consultancy Services Ltd. (India)	60,769	1,856,021
		5,368,181
Leisure Products–0.15%
Bandai Namco Holdings, Inc. (Japan)	33,900	1,876,550
Life & Health Insurance–0.62%
AIA Group Ltd. (Hong Kong)	369,200	3,308,562
Legal & General Group PLC (United Kingdom)	325,383	920,667
Ping An Insurance (Group) Co. of China Ltd., A Shares (China)	242,556	2,639,334
Prudential PLC (United Kingdom)	66,286	968,777
		7,837,340
Life Sciences Tools & Services–0.66%
Agilent Technologies, Inc.	14,401	1,387,248
Avantor, Inc.(b)	46,250	1,021,200
Bio-Rad Laboratories, Inc., Class A(b)	1,461	766,864
Bio-Techne Corp.	1,413	388,801
ICON PLC (Ireland)(b)	2,991	554,711
Illumina, Inc.(b)	1,156	441,777
IQVIA Holdings, Inc.(b)	1,736	274,965
Lonza Group AG (Switzerland)	1,858	1,159,789
Samsung Biologics Co. Ltd. (South Korea)(b)(c)	2,024	1,246,597
Sartorius Stedim Biotech (France)	2,509	781,144
Wuxi Biologics Cayman, Inc. (China)(b)(c)	14,100	290,783
		8,313,879
Managed Health Care–0.21%
Anthem, Inc.	4,408	1,206,910
Centene Corp.(b)	21,611	1,410,118
		2,617,028
Movies & Entertainment–0.12%
CTS Eventim AG & Co. KGaA (Germany)(b)	4,855	192,263
Walt Disney Co. (The)	11,227	1,312,885
		1,505,148
Office REITs–0.05%
Alexandria Real Estate Equities, Inc.	3,760	667,588
Oil & Gas Exploration & Production–0.25%
Novatek PJSC, GDR (Russia)(c)	21,059	3,104,266
Oil & Gas Refining & Marketing–0.02%
Reliance Industries Ltd. (India)	10,477	290,093
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Shares		Value
Other Diversified Financial Services–0.05%
FirstRand Ltd. (South Africa)	280,982	$642,547
Packaged Foods & Meats–0.39%
Barry Callebaut AG (Switzerland)	452	941,093
Danone S.A. (France)	6,287	420,027
McCormick & Co., Inc.	4,170	812,733
Saputo, Inc. (Canada)	30,866	755,375
WH Group Ltd. (Hong Kong)	2,254,000	2,006,551
		4,935,779
Paper Packaging–0.04%
Avery Dennison Corp.	4,692	531,791
Personal Products–0.32%
Amorepacific Corp. (South Korea)	2,429	339,263
Amorepacific Group (South Korea)	3,261	146,280
L’Oreal S.A. (France)	5,992	2,006,873
Unilever PLC (United Kingdom)	24,420	1,466,670
		3,959,086
Pharmaceuticals–1.20%
Bayer AG (Germany)	21,833	1,453,732
Catalent, Inc.(b)	9,404	821,345
Hansoh Pharmaceutical Group Co. Ltd. (China)(b)(c)	90,000	389,434
Jiangsu Hengrui Medicine Co. Ltd., A Shares (China)	131,353	1,776,990
Novartis AG (Switzerland)	6,028	499,232
Novo Nordisk A/S, Class B (Denmark)	68,069	4,490,966
Phathom Pharmaceuticals, Inc.(b)	8,713	289,795
Roche Holding AG (Switzerland)	6,429	2,224,488
Royalty Pharma PLC, Class A(b)	8,044	346,294
Takeda Pharmaceutical Co. Ltd. (Japan)	78,273	2,784,834
		15,077,110
Railroads–0.06%
Kansas City Southern	4,335	744,970
Real Estate Development–0.02%
Oberoi Realty Ltd. (India)	50,481	236,596
Real Estate Operating Companies–0.02%
SM Prime Holdings, Inc. (Philippines)	455,010	278,521
Regional Banks–0.06%
First Republic Bank	6,972	784,211
Research & Consulting Services–0.60%
CoStar Group, Inc.(b)	1,324	1,125,082
Dun & Bradstreet Holdings, Inc.(b)	5,662	144,381
Equifax, Inc.	8,127	1,321,125
IHS Markit Ltd.	19,847	1,602,248
Nihon M&A Center, Inc. (Japan)	20,900	1,013,162
SGS S.A. (Switzerland)	400	1,050,616
TransUnion	13,797	1,235,797
		7,492,411
Restaurants–0.48%
Alsea S.A.B. de C.V. (Mexico)(b)	160,072	155,792
Chipotle Mexican Grill, Inc.(b)	1,135	1,311,107
Compass Group PLC (United Kingdom)	50,673	700,719
Shares		Value
Restaurants–(continued)
Yum China Holdings, Inc. (China)	76,200	$3,904,488
		6,072,106
Security & Alarm Services–0.02%
Prosegur Cash S.A. (Spain)(c)	269,656	222,113
Semiconductor Equipment–0.73%
Advantest Corp. (Japan)	14,400	778,693
ASML Holding N.V. (Netherlands)	8,164	2,883,884
Disco Corp. (Japan)	5,100	1,217,219
Entegris, Inc.	4,871	350,274
KLA Corp.	2,636	526,752
Lam Research Corp.	3,510	1,323,831
MKS Instruments, Inc.	5,566	709,331
SCREEN Holdings Co. Ltd. (Japan)	21,100	1,043,849
Teradyne, Inc.	3,900	346,944
		9,180,777
Semiconductors–2.77%
Analog Devices, Inc.	1,365	156,770
Infineon Technologies AG (Germany)	122,725	3,067,351
Marvell Technology Group Ltd.	22,558	822,690
Maxim Integrated Products, Inc.	30,825	2,098,874
Microchip Technology, Inc.	8,719	886,984
Monolithic Power Systems, Inc.	3,730	988,487
NXP Semiconductors N.V. (Netherlands)	15,982	1,878,365
QUALCOMM, Inc.	40,973	4,327,159
SK Hynix, Inc. (South Korea)	49,581	3,451,745
STMicroelectronics N.V. (Switzerland)	66,053	1,869,353
STMicroelectronics N.V., New York Shares (Switzerland)	121,965	3,407,702
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	640,000	9,366,536
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	30,982	2,444,170
		34,766,186
Soft Drinks–0.32%
Britvic PLC (United Kingdom)	80,248	841,204
Coca-Cola European Partners PLC (United Kingdom)	27,589	1,135,839
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)(b)	6,830	420,113
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	273,158	1,676,138
		4,073,294
Specialized REITs–0.08%
SBA Communications Corp., Class A	3,204	998,174
Specialty Chemicals–0.25%
Akzo Nobel N.V. (Netherlands)	22,741	2,148,677
Sika AG (Switzerland)	4,563	1,004,719
		3,153,396
Steel–0.11%
Vale S.A., ADR (Brazil)	114,204	1,329,335
Systems Software–0.15%
Blue Prism Group PLC (United Kingdom)(b)	15,710	240,354
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

	Shares		Value
Systems Software–(continued)
Crowdstrike Holdings, Inc., Class A(b)		6,101	$690,633
Microsoft Corp.		4,436	909,424
			1,840,411
Technology Distributors–0.04%
CDW Corp.		4,599	534,634
Technology Hardware, Storage & Peripherals–0.24%
Samsung Electronics Co. Ltd. (South Korea)		62,197	3,027,265
Textiles–0.01%
Brunello Cucinelli S.p.A. (Italy)		5,997	174,095
Thrifts & Mortgage Finance–0.24%
Housing Development Finance Corp. Ltd. (India)		127,600	3,046,115
Tobacco–0.37%
Philip Morris International, Inc.		24,280	1,864,947
Swedish Match AB (Sweden)		36,517	2,797,886
			4,662,833
Trading Companies & Distributors–0.12%
Ferguson PLC		6,934	620,141
ITOCHU Corp. (Japan)		38,400	841,165
			1,461,306
Trucking–0.07%
Old Dominion Freight Line, Inc.		4,836	884,118
Total Common Stocks & Other Equity Interests (Cost $352,672,265)			451,110,856
	Principal Amount
U.S. Treasury Securities–13.89%
U.S. Treasury Notes–13.89%
1.13%, 02/28/2025(e)		$101,700,000	106,024,236
1.63%, 02/15/2026		38,920,000	41,807,074
2.75%, 02/15/2028		22,488,000	26,377,721
Total U.S. Treasury Securities (Cost $165,820,297)			174,209,031
Non-U.S. Dollar Denominated Bonds & Notes–4.68%(f)
Sovereign Debt–4.68%
Italy Buoni Poliennali Del Tesoro (Italy), 3.00%, 08/01/2029(c)	EUR	26,920,000	37,405,934
Japan Government Bond (Japan), Series 357, 0.10%, 12/20/2029	JPY	2,230,000,000	21,304,019
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $54,346,761)			58,709,953
	Shares
Preferred Stocks–0.70%
Broadcasting–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.		629,697	28,954
Diversified Banks–0.23%
Socium Re Ltd., Series 2019-1, Pfd.(d)		2,948,707	2,860,093
	Shares	Value
Diversified Support Services–0.37%
Harambee Re Ltd., Pfd.(d)	52,273	$96,960
Kinesis Re I Ltd., Series 2019-1, Pfd.(d)	167,213	642,416
Lion Rock Re Ltd., Pfd.(d)	375	462,744
Lorenz Re Ltd., Pfd.(d)	4,134	347,529
Mt. Logan Re Ltd., Pfd.(d)	1,737	1,757,358
NCM Re Ltd., Pfd.(d)	20,415	352,042
Thopas Re Ltd., Pfd.(d)	7,495	364,257
Turing Re Ltd., Series 2019-1, Pfd., (Acquired 03/26/2019; Cost $1,328,560)(c)(d)	13,286	564,800
Viribus Re Ltd., Pfd.(d)	457,088	7,300
		4,595,406
Specialized Consumer Services–0.10%
Grab Holdings, Inc., H Shares, Pfd.(d)	214,050	1,319,169
Total Preferred Stocks (Cost $10,824,121)		8,803,622
	Principal Amount
U.S. Dollar Denominated Bonds & Notes–0.18%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022	$210,000	224,959
Other Diversified Financial Services–0.16%
Alturas RE Segregated Account (Multinational), 0.00%, 12/31/2020 (Acquired 12/20/2018; Cost $15,000)(c)(d)(g)	15,000	284,813
Eden RE II Ltd. (Multinational), Class A, 0.00%, 12/31/2020 (Acquired 12/14/2018; Cost $37,500)(c)(d)(g)	37,500	303,026
Limestone Re Ltd. (Multinational), Class A, 0.00%, 12/31/2020 (Acquired 12/27/2018; Cost $78,969)(c)(d)(g)	78,969	383,486
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, 0.00%, 12/31/2020 (Acquired 04/23/2019; Cost $1,800,000)(c)(d)(g)	1,800,000	804,125
Versutus Re Ltd. (Multinational), 0.00%, 12/31/2020(d)(g)	186,157	216,416
		1,991,866
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,580,921)		2,216,825
	Shares
Money Market Funds–0.94%
Invesco Government & Agency Portfolio,Institutional Class, 0.07% (Cost $11,842,846)(a)(h)	11,842,846	11,842,846
TOTAL INVESTMENTS IN SECURITIES–99.26% (Cost $1,110,827,682)		1,245,388,434
OTHER ASSETS LESS LIABILITIES—0.74%		9,266,784
NET ASSETS–100.00%		$1,254,655,218
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
EUR	– Euro
GDR	– Global Depositary Receipt
JPY	– Japanese Yen
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Consolidated Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$389,105,506	$(377,262,660)	$-	$-	$11,842,846	$105,624
Investments in Other Affiliates:
Invesco Emerging Markets Sovereign Debt ETF	-	19,386,059	-	2,929,658	-	22,315,717	358,608
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6	84,083,589	23,000,503	-	(849,088)	-	106,235,004	2,168,981
Invesco Russell 1000 Dynamic Multifactor ETF	263,795,438	-	(62,198,862)	(13,845,184)	4,284,219	192,035,611	3,432,128
Invesco Russell 2000 Dynamic Multifactor ETF	43,654,928	-	-	(6,894,479)	-	36,760,449	121,365
Lion Rock Re Ltd.*	4,024,117	-	(3,802,729)	151,127	90,229	462,744	74,509
Lorenz Re Ltd.*	3,650,477	-	(3,360,494)	33,649	23,897	347,529	-
Mt. Logan Re Ltd.*	3,320,095	-	(2,012,537)	449,800	-	1,757,358	-
NCM Re Ltd.*	3,746,906	-	(3,729,585)	334,721	-	352,042	71,867
Thopas Re Ltd.*	3,268,784	-	(3,000,507)	95,980	-	364,257	-
Viribus Re Ltd.*	2,773,793	-	(3,659,484)	(235,124)	1,128,115	7,300	-
Total	$412,318,127	$431,492,068	$(459,026,858)	$(17,828,940)	$5,526,460	$372,480,857	$6,333,082

*	As of July 31, 2020, this security was not considered as an affiliate of the Fund.

(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $54,677,196, which represented 4.36% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Zero coupon bond issued at a discount.
(h)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P/ASX 200 Index	171	September-2020	$17,953,022	$(83,777)	$(83,777)
EURO STOXX 600 Index	1,148	September-2020	24,090,999	(364,787)	(364,787)
MSCI Emerging Markets Index	1,734	September-2020	92,708,310	5,001,211	5,001,211
Nikkei 225 Index	63	September-2020	12,950,546	(273,320)	(273,320)
S&P/TSX 60 Index	124	September-2020	17,874,441	688,888	688,888
Subtotal				4,968,215	4,968,215
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Open Futures Contracts—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Japan 10 Year Bonds	27	September-2020	$38,864,390	$101,919	$101,919
U.S. Treasury 5 Year Notes	1,252	September-2020	157,908,500	730,311	730,311
U.S. Treasury 10 Year Notes	183	September-2020	25,634,297	222,643	222,643
Subtotal				1,054,873	1,054,873
Subtotal—Long Futures Contracts				6,023,088	6,023,088
Short Futures Contracts
Commodity Risk
Brent Crude	577	August-2020	(25,111,040)	(240,366)	(240,366)
Equity Risk
E-Mini S&P 500 Index	335	September-2020	(54,663,625)	(1,154,759)	(1,154,759)
Subtotal—Short Futures Contracts				(1,395,125)	(1,395,125)
Total Futures Contracts				$4,627,963	$4,627,963

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/04/2020	Bank of America, N.A.	BRL	6,415,000	USD	1,232,872	$3,131
09/15/2020	Bank of America, N.A.	PEN	5,080,000	USD	1,462,712	26,074
09/15/2020	Bank of America, N.A.	THB	539,280,000	USD	17,336,012	43,933
09/15/2020	Bank of America, N.A.	USD	4,085,089	EUR	3,625,000	188,789
08/04/2020	Barclays Bank PLC	BRL	16,585,000	USD	3,187,400	8,096
09/15/2020	Barclays Bank PLC	USD	18,350,940	MYR	78,520,000	182,028
09/15/2020	Barclays Bank PLC	USD	16,198,784	SEK	151,260,000	1,036,020
10/02/2020	Barclays Bank PLC	BRL	16,585,000	USD	3,187,615	15,103
09/15/2020	Citibank, N.A.	USD	297,798	HUF	92,000,000	16,779
09/15/2020	Citibank, N.A.	USD	1,723,369	ILS	6,010,000	42,978
09/15/2020	J.P. Morgan Chase Bank, N.A.	COP	64,300,000,000	USD	17,380,727	210,769
09/15/2020	J.P. Morgan Chase Bank, N.A.	SEK	309,000,000	USD	35,372,527	164,578
09/15/2020	J.P. Morgan Chase Bank, N.A.	TWD	643,800,000	USD	22,097,134	76,459
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	27,744,565	CAD	37,730,000	426,427
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	17,206,399	CLP	13,230,000,000	276,392
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	16,827,280	COP	63,683,600,000	178,080
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	18,677,983	NOK	180,460,000	1,152,327
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	1,200,541	PLN	4,740,000	65,401
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	18,933,517	SGD	26,420,000	296,390
10/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	28,750,000	USD	5,544,841	45,311
09/15/2020	Standard Chartered Bank PLC	USD	17,483,339	THB	550,900,000	181,338
09/15/2020	UBS AG	USD	39,540,065	GBP	30,700,000	655,382
Subtotal—Appreciation						5,291,785
Currency Risk
08/04/2020	Bank of America, N.A.	USD	1,257,671	BRL	6,415,000	(27,931)
09/15/2020	Bank of America, N.A.	CHF	6,550,000	USD	6,898,774	(271,850)
09/15/2020	Bank of America, N.A.	CNY	208,262,000	USD	29,217,891	(516,074)
09/15/2020	Bank of America, N.A.	EUR	32,310,000	USD	36,410,818	(1,682,700)
09/15/2020	Bank of America, N.A.	JPY	3,591,700,000	USD	33,478,524	(468,524)
09/15/2020	Bank of America, N.A.	KRW	25,519,030,000	USD	21,244,614	(112,411)
09/15/2020	Bank of America, N.A.	PHP	971,300,000	USD	19,233,663	(495,246)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2020	Bank of America, N.A.	USD	14,669,151	INR	1,102,240,000	$(26,120)
09/15/2020	Bank of America, N.A.	USD	16,516,743	TRY	117,145,000	(287,658)
08/04/2020	Barclays Bank PLC	USD	3,194,061	BRL	16,585,000	(14,756)
09/15/2020	Barclays Bank PLC	CZK	418,680,000	USD	17,641,341	(1,154,020)
09/15/2020	Barclays Bank PLC	INR	492,275,000	USD	6,424,470	(115,302)
09/15/2020	Barclays Bank PLC	TWD	107,370,000	USD	3,665,005	(7,501)
09/15/2020	Citibank, N.A.	ARS	26,980,000	USD	337,166	(10,705)
09/15/2020	Citibank, N.A.	DKK	1,765,000	USD	266,887	(12,549)
09/15/2020	Citibank, N.A.	RON	6,215,000	USD	1,439,178	(71,855)
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	23,000,000	USD	4,328,760	(80,285)
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	4,420,272	BRL	23,000,000	(11,228)
09/15/2020	J.P. Morgan Chase Bank, N.A.	CLP	13,709,000,000	USD	17,288,606	(827,159)
09/15/2020	J.P. Morgan Chase Bank, N.A.	CNY	97,000,000	USD	13,816,483	(32,393)
09/15/2020	J.P. Morgan Chase Bank, N.A.	HUF	5,250,000,000	USD	17,816,256	(135,121)
09/15/2020	J.P. Morgan Chase Bank, N.A.	KRW	4,216,000,000	USD	3,527,443	(952)
09/15/2020	J.P. Morgan Chase Bank, N.A.	NZD	30,096,000	USD	19,331,293	(629,274)
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	17,040,503	IDR	247,803,000,000	(317,433)
09/15/2020	J.P. Morgan Chase Bank, N.A.	USD	12,120,782	RUB	854,600,000	(659,254)
09/15/2020	Morgan Stanley & Co. International PLC	MXN	78,230,000	USD	3,466,749	(29,506)
09/15/2020	Standard Chartered Bank PLC	ZAR	73,200,000	USD	4,210,111	(52,680)
09/15/2020	UBS AG	AUD	6,920,000	USD	4,732,401	(212,337)
09/15/2020	UBS AG	GBP	3,296,000	USD	4,124,301	(191,145)
09/15/2020	UBS AG	HKD	7,730,000	USD	996,523	(865)
09/15/2020	UBS AG	USD	7,814,177	CAD	10,450,000	(11,715)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2020	UBS AG	USD	4,403,286	JPY	463,290,000	$(24,488)
Subtotal—Depreciation						(8,491,037)
Total Forward Foreign Currency Contracts						$(3,199,252)

Abbreviations:
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CHF	– Swiss Franc
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
CZK	– Czech Koruna
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israel Shekel
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippines Peso
PLN	– Polish Zloty
RON	– Romania New Leu
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– Taiwan New Dollar
USD	– U.S. Dollar
ZAR	– South African Rand

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Goldman Sachs International	Receive	MSCI All Country World Daily Total Return Net Index	0.37%	Quarterly	1,275,200	November—2020	$272,163,386	$—	$24,885,490	$24,885,490
Commodity Risk
Goldman Sachs International	Pay	MSCI All Country World Daily Total Return Net Index	0.80	Quarterly	(1,201,500)	November—2020	273,723,327	—	(33,440,148)	(33,440,148)
Total — Total Return Swap Agreements								$—	$(8,554,658)	$(8,554,658)

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer Global Allocation Fund

NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$538,495,301	$—	$—	$538,495,301
Common Stocks & Other Equity Interests	199,117,701	251,993,155	0	451,110,856
U.S. Treasury Securities	—	174,209,031	—	174,209,031
Non-U.S. Dollar Denominated Bonds & Notes	—	58,709,953	—	58,709,953
Preferred Stocks	28,954	—	8,774,668	8,803,622
U.S. Dollar Denominated Bonds & Notes	—	224,959	1,991,866	2,216,825
Money Market Funds	11,842,846	—	—	11,842,846
Total Investments in Securities	749,484,802	485,137,098	10,766,534	1,245,388,434
Other Investments - Assets*
Futures Contracts	6,744,972	—	—	6,744,972
Forward Foreign Currency Contracts	—	5,291,785	—	5,291,785
Swap Agreements	—	24,885,490	—	24,885,490
	6,744,972	30,177,275	—	36,922,247
Other Investments - Liabilities*
Futures Contracts	(2,117,009)	—	—	(2,117,009)
Forward Foreign Currency Contracts	—	(8,491,037)	—	(8,491,037)
Swap Agreements	—	(33,440,148)	—	(33,440,148)
	(2,117,009)	(41,931,185)	—	(44,048,194)
Total Other Investments	4,627,963	(11,753,910)	—	(7,125,947)
Total Investments	$754,112,765	$473,383,188	$10,766,534	$1,238,262,487

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Global Allocation Fund to Invesco Global Allocation Fund.